Fees Summary	Sep. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 349,492,187.50
Previously Paid Amount	0.00
Total Fee Amount	53,507.25
Total Offset Amount	0.00
Net Fee	$ 53,507.25